HSBC Holdings income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Face Statements [Line Items]
Net interest income		$ 34,794	$ 32,733	$ 35,796
– interest income	[1],[2]	97,872	108,631	100,868
– interest expense	[3]	(63,078)	(75,898)	(65,072)
Net fee (expense)/income		13,343	12,301	11,845
Net income from financial instruments held for trading or managed on a fair value basis	[4]	19,682	21,116	16,661
Other operating income	[5],[6]	(1,301)	223	(930)
Total operating income	[7]	68,274	65,854	66,058
Employee compensation and benefits		(21,512)	(20,153)	(19,623)
General and administrative expenses		(11,959)	(10,498)	(10,383)
Profit before tax		29,907	32,309	30,348
Tax credit		(6,776)	(7,310)	(5,789)
Profit for the year		23,131	24,999	24,559
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Net interest income		(5,455)	(5,758)	(5,339)
– interest income		2,632	3,053	2,864
– interest expense		(8,087)	(8,811)	(8,203)
Net fee (expense)/income		(2)	(10)	2
Net income from financial instruments held for trading or managed on a fair value basis		182	2,899	1,063
Changes in fair value of designated debt and related derivatives	[8]	(1,041)	(125)	(1,468)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		2,835	2,086	3,692
Gains less losses from financial investments		(3)	2	45
Dividend income from subsidiaries	[9]	23,816	33,846	16,824
Other operating income		228	276	332
Total operating income		20,560	33,216	15,151
Employee compensation and benefits		(31)	(29)	(15)
General and administrative expenses		(1,277)	(1,148)	(1,327)
(Impairment) of subsidiaries/reversal of impairment	[9]	2,720	(11,490)	(5,574)
Total operating expenses		1,412	(12,667)	(6,916)
Profit before tax		21,972	20,549	8,235
Tax credit		639	499	977
Profit for the year		$ 22,611	$ 21,048	$ 9,212

[1]	Includes $83.3bn (2024: $93.4bn; 2023: $88.7bn) of interest recognised on financial assets measured at amortised cost and $14.5bn (2024: $15.3bn; 2023:
$12.1bn) of interest recognised on financial assets measured at fair value through other comprehensive income. In 2024, it also includes a net $0.2bn loss related to the early redemption of legacy securities.

[2]	Interest income is calculated using the effective interest method and comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes $60.1bn (2024: $72.6bn; 2023: $62.1bn) of interest on financial instruments, excluding interest on debt instruments issued by HSBC for funding purposes that are designated under the fair value option to reduce an accounting mismatch and on derivatives managed in conjunction with those debt instruments included in interest expense.
[4]	In 2025, the amounts include a $0.1bn (2024: $0.1bn gain) mark-to-market gain on interest rate hedging of the portfolio of retained loans post sale of our retail banking operations in France and a $0.1bn fair value loss on Grupo Financiero Galicia‘s (‘Galicia‘) American Depositary Receipts (‘ADRs‘) received as purchase consideration from the sale of our business in Argentina. In 2024, the amounts include a $0.3bn gain (2023: $0.3bn loss) on the foreign exchange hedging of the proceeds from the sale of our banking business in Canada.

[5]	In 2025, the amounts include recycling of cumulative fair value losses of $1.5bn relating to the French retained portfolio of home and certain other loans following the completion of its sale to a consortium comprising Rothesay Life plc and CCF and a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment of interest in associate’. See Note 18 on pages 345 to 348.

[6]	Includes a loss on net monetary positions of $0.2bn (2024: $1.2bn; 2023: $1.7bn) as a result of applying IAS 29 ‘Financial Reporting in Hyperinflationary Economies’.
[7]	Also referred to as revenue.
[8]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[9]	The amounts recorded within profit before tax with respect to dividend income from subsidiaries and impairment/reversal of impairment of subsidiaries are not subject to tax.